FINANCIAL INFORMATION OF PARENT COMPANY (Condensed Statement of Cash Flows) (Details) ¥ in Thousands, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2011 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Exchange (gain) loss		¥ (320)	$ (46)	¥ 124	¥ 2,650
Changes in liabilities, net of effects of acquisition:
Changes in other current liabilities		(19,043)	(2,742)	82,533	15,993
Net cash provided by (used in) operating activities		13,441	1,936	2,202	(66,488)
Cash flows from investing activities:
Investment in cost method investees		(6,750)	(972)	(7,682)
Net cash used in investing activities		(119,429)	(17,202)	(126,949)	(30,545)
Cash flows from financing activities:
Proceeds from amounts due to related parties					68,941
Repayment of amounts due to related parties					(61,472)
Proceeds from shareholders’ payment for ordinary shares					17
Proceeds from issuance of Series D convertible redeemable preferred shares, net					145,746
Proceeds from issuance of ordinary shares upon public offering		253,678	36,537	784,350
Proceeds from exercises of stock options		3,943	568	161
Payment for ordinary shares repurchase		(45,321)	(6,528)	(13,958)
Advances for ordinary shares repurchase				(5,521)
Payment for public offering costs		(15,644)	(2,253)	(77,289)	(2,128)
Net cash provided by financing activities		210,719	30,350	687,743	151,104
Net increase in cash and cash equivalents		104,731	15,084	562,996	54,071
Cash and cash equivalents, beginning of year		787,257	113,389	206,391	154,156
Effect of exchange rate changes on cash and cash equivalents		25,331	3,648	17,870	(1,836)
Cash and cash equivalents, end of year		917,319	132,121	787,257	206,391
Parent Company [Member]
Cash flows from operating activities:
Net income (loss)		86,633	12,477	22,621	(59,814)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Exchange (gain) loss		(7)	(1)	471	2,414
Equity in (income) loss of subsidiaries and VIE		(86,951)	(12,523)	(23,644)	57,334
Changes in liabilities, net of effects of acquisition:
Changes in other current liabilities		(6,394)	(921)	9,127	38
Net cash provided by (used in) operating activities		(6,719)	(968)	8,575	(28)
Cash flows from investing activities:
Advances to subsidiaries and VIE		(14,879)	(2,143)	(229,031)	(5,932)
Investment in cost method investees				(6,682)
Investments in subsidiaries		14,139	2,037	(366,234)
Net cash used in investing activities		(740)	(106)	(601,947)	(5,932)
Cash flows from financing activities:
Proceeds from amounts due to related parties					68,941
Repayment of amounts due to related parties					(61,472)
Proceeds from shareholders’ payment for ordinary shares					17
Proceeds from issuance of Series D convertible redeemable preferred shares, net					145,746
Proceeds from issuance of ordinary shares upon public offering		253,678	36,537	784,350
Proceeds from exercises of stock options		3,943	568	11
Payment for ordinary shares repurchase		(45,321)	(6,528)	(13,958)
Advances for ordinary shares repurchase				(5,521)
Payment for public offering costs		(15,644)	(2,253)	(77,289)	(823)
Net cash provided by financing activities		196,656	28,324	687,593	152,409
Net increase in cash and cash equivalents		189,197	27,250	94,221	146,449
Cash and cash equivalents, beginning of year		254,213	36,614	144,814
Effect of exchange rate changes on cash and cash equivalents		17,260	2,486	15,178	(1,635)
Cash and cash equivalents, end of year		¥ 460,670	$ 66,350	¥ 254,213	¥ 144,814